UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California             Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 –	Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 86.7%
County/City/Special District/School District — 21.7%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	$8,425	$9,409,630
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	590,390
6.50%, 5/01/36	1,210	1,451,105
6.50%, 5/01/42	2,225	2,663,036
Corona-Norco Unified School District, GO, Refunding Series A, 4.00%, 8/01/39	2,500	2,716,500
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,219,200
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,232,020
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	8,990	10,723,632
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,880	3,454,358
5.50%, 3/01/41	5,270	6,205,320
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/18 (a)	20,000	21,344,200
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,764,850
Los Angeles California Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/19 (a)	5,065	5,609,791
Modesto Irrigation District, COP, Capital Improvments, Series A, 5.75%, 10/01/29	3,035	3,340,169
Oak Grove School District, GO, Election of 2008, Series A, 5.50%, 8/01/33	1,315	1,469,512
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/19 (a)	2,000	2,266,700

Municipal Bonds	Par (000)	Value
California — (continued)
County/City/Special District/School District — (continued)
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.25%, 10/01/32	$4,865	$5,641,795
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/32	3,375	3,969,270
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,621,112
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/19 (a)	4,000	4,545,960
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 8/01/21 (a)	3,445	4,103,029
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 8/01/32	4,960	5,818,675
Election of 2012, 5.50%, 8/01/39	2,500	3,041,025

		109,201,279
Education — 3.9%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,634,973
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,894,050
California State University, Refunding RB, Systemwide, Series A:
4.00%, 11/01/38	3,480	3,811,017
5.00%, 11/01/41	4,590	5,490,650

		19,830,690
Health — 13.0%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	4,975	5,627,919

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/19 (a)	$6,710	$7,604,778
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	9,669,345
Sutter Health, Series B, 6.00%, 8/15/42	6,015	7,017,881
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	5,550	6,203,401
Dignity Health, 6.00%, 7/01/34	4,520	5,060,999
Providence Health and Services, 5.00%, 10/01/38	3,000	3,530,880
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (b)	5,550	6,191,636
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	2,880	2,963,693
Catholic Healthcare West, Series E, 5.50%, 7/01/31	5,065	5,211,834
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,577,200
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,946,214

		65,605,780
State — 8.8%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 8/15/45	2,500	2,838,525
State of California, GO, Various Purposes, 6.00%, 4/01/38	14,000	15,617,280
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	10,155,870

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Series I, 5.50%, 11/01/33	$4,940	$6,010,152
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19 (a)	5,025	5,825,583
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	3,335	4,012,139

		44,459,549
Tobacco — 2.0%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1:
Senior, 5.75%, 6/01/47	5,035	4,957,058
5.13%, 6/01/47	5,000	4,810,250

		9,767,308
Transportation — 11.0%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	6,750	7,567,627
City of Los Angeles California Department of Airports, RB, Series A, AMT, 5.00%, 5/15/33	2,500	2,964,500
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	6,650	7,336,480
5.00%, 5/15/40	4,760	5,354,762
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	3,820	4,452,019
6.25%, 3/01/34	2,650	3,145,895
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	8,263,520
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,237,390
Senior Series B, 5.75%, 7/01/39	1,850	1,988,454
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	5,580	6,228,340

2	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 8/01/44	$4,135	$4,733,665

		55,272,652
Utilities — 26.3%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	8,948,084
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	6,555	7,292,503
City of Los Angeles California Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	9,000	9,610,380
Series A, 5.38%, 7/01/34	3,250	3,542,955
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
Power System, 5.00%, 7/01/40	2,000	2,382,000
5.25%, 7/01/39	4,000	4,640,480
5.00%, 7/01/46	6,415	7,628,782
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 6/01/39	2,000	2,190,960
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,697,294
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/34	5,000	6,080,200
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/19 (a)	10,625	11,883,425
Sub-Series A, 5.00%, 11/01/37	5,000	5,865,400
County of Los Angeles Sanitation Districts Financing Authority, Refunding RB, Series A, 4.00%, 10/01/42 (c)	8,215	8,796,211
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	8,000	8,086,720

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 9/01/31	$4,320	$5,090,861
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	2,425	2,856,893
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 6/01/36	5,745	6,505,006
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,809,800
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	11,020	12,214,017

		132,121,971
Total Municipal Bonds in California		436,259,229

Multi-State — 0.4%
Housing — 0.4%
Centerline Equity Issuer Trust (b)(d):
Series A-4-2, 6.00%, 5/15/19	1,000	1,097,310
Series B-3-2, 6.30%, 5/15/19	1,000	1,104,610
Total Municipal Bonds in Multi-State		2,201,920
Total Municipal Bonds - 87.1%		438,461,149

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
California — 86.7%
County/City/Special District/School District — 27.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,620	13,618,524
Chabot-Las Positas Community College District, GO, Refunding, 4.00%, 8/01/37	3,400	3,673,496

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Election of 2008, Series A (a):
Election of 2001 (AGM), 5.00%, 8/01/17	$8,000	$8,259,280
Series C, 5.25%, 8/01/20 (f)	12,902	14,886,555
Los Angeles Community College District California, GO, Refunding, 6.00%, 8/01/19 (a)	20,131	22,866,976
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,518,000
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,875,798
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	10,484	11,705,483
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 8/01/39	14,505	16,933,678
San Jose Unified School District Santa Clara County California, GO:
Election of 2002, Series D, 5.00%, 8/01/18 (a)	14,625	15,678,576
Series C, 4.00%, 8/01/39	6,100	6,606,605

		137,622,971
Education — 19.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (a)(f)	10,395	11,266,828
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/18 (a)	13,095	14,040,685
University of California, RB:
Series AM, 5.25%, 5/15/44	5,000	5,965,900
Series O, 5.75%, 5/15/19 (a)	12,303	13,776,603
University of California, Refunding RB:
5.00%, 5/15/38	4,250	5,102,762
Series A, 5.00%, 11/01/43	11,792	14,143,691
Series AI, 5.00%, 5/15/38	14,225	16,666,653

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Education (continued)
University of California, Refunding RB (continued):
Series I, 5.00%, 5/15/40	$14,065	$16,587,538

		97,550,660
Health — 8.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	9,695	11,030,350
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	18,960	21,563,208
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series LSeries LSeries L, 5.00%, 5/15/47	10,290	12,152,284

		44,745,842
State — 6.7%
State of California, GO, Refunding:
4.00%, 9/01/37	6,090	6,626,712
Various Purposes, 4.00%, 9/01/34	13,790	15,104,463
Various Purposes, 5.00%, 9/01/35	10,115	12,111,977

		33,843,152
Transportation — 7.9%
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, AMT, 5.00%, 5/01/46	10,000	11,420,500
City of Los Angeles California Department of Airports, Series D, AMT, 5.00%, 5/15/41	18,632	21,465,952
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	5,740	6,862,801

		39,749,253
Utilities — 16.5%
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	16,413,544

4	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Utilities (continued)
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/39	$10,480	$11,602,513
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	1,670	1,774,375
5.00%, 5/01/18	8,370	8,893,125
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/18 (a)	18,002	19,245,576
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	11,497,177
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	12,460	13,810,041

		83,236,351
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 86.7%		436,748,229
Total Long-Term Investments (Cost — $817,587,118) — 173.8%		875,209,378

Value
Total Investments (Cost — $817,587,118*) — 173.8%	$875,209,378
Other Assets Less Liabilities — 0.1%	670,008
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.9)%	(201,148,702)
VMTP Shares, at Liquidation Value — (34.0)%	(171,300,000)

Net Assets Applicable to Common Shares — 100.0%	$503,430,684

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$614,989,152

Gross unrealized appreciation	$59,933,677
Gross unrealized depreciation	(482,107)

Net unrealized appreciation	$59,451,570

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to August 1, 2018, is $14,013,534.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

(g)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,771,908	(3,771,908)	—	—	$2,304	$338

(h)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(7)	5-Year U.S. Treasury Note	December 2016	$845,578	$6,336
(75)	10-Year U.S. Treasury Note	December 2016	$9,721,875	137,085
(68)	Long U.S. Treasury Bond	December 2016	$11,064,875	354,717
(12)	Ultra U.S. Treasury Bond	December 2016	$2,111,250	107,690
Total				$605,828

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	COP	Certificates of Participation	RB	Revenue Bonds

6	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long Term Investments[1]	—	$875,209,378	—	$875,209,378

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$605,828	—	—	$605,828

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2016	7

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$418,000	—	—	$418,000
Liabilities:
Bank overdraft	—	$(111,488)	—	$(111,488)
TOB Trust Certificates	—	(200,768,656)	—	(200,768,656)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

Total	$418,000	$(372,180,144)	—	$(371,762,144)

During the period ended October 31, 2016, there were no transfers between levels.

8	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal Income Trust

Date:	December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal Income Trust

Date:	December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock California Municipal Income Trust

Date:	December 20, 2016